Contingencies and restrictions (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Mar. 24, 2017	Aug. 26, 2016
Lawsuits, litigation status		Filing of the case, processing suspended.
Level of consolidated financial indicators required by the Company to comply with		To maintain Leverage Ratio not higher than 1.2 times at its strictest level. The Leverage ratio is defined as the Total Liabilities divided by Total Equity.
Taxes, interests and other charges				$ 8,100
Payments for taxes, interests and other charges	$ 1,400		$ 50,000,000
Penalties payable as percentage of taxes paid		50% and 300%
Tax contingency, amount claimed						$ 14,400	$ 17,800
Tax contingency, amount under dispute		$ 32,200
Tax contingency, amount under dispute correspond to excess charge levied		7,000
Expected claim for differences in specific tax on mining activities		57,000
Guarantee obligations		$ 712
Description of lawsuits received		The Company and its subsidiaries have received no legal notice on lawsuits other than those indicated above, which exceed US$0.2 million.
Soquimich Comercial S.A. [Member]
Lawsuits, damages owed, value		$ 1,200
Collateral Security Carrying Value		$ 9,423			$ 12,103
Lawsuit one [Member]
Lawsuits, name of plaintiff		Nancy Erika Urra Muñoz,
Lawsuits, name of defendant		Fresia Flores Zamorano, Duratec-Vinilit S.A. and the Company and their Insurers.
Lawsuits, lawsuit filing date		December 2008.
Lawsuits, domicile of litigation		1st Civil Court of Santiago.
Lawsuits, allegations		Labor Accident.
Lawsuits, litigation status		Judgment favorable for the Company. Dated March 11, 2016. Appeal filed by the plaintiff which has not been pronounced on. Awaiting notification of the sentence, case filed on December 28, 2016
Lawsuits, nominal value		ThUS$550.
Lawsuit two [Member]
Lawsuits, name of plaintiff		City of Pomona, California USA.
Lawsuits, name of defendant		SQM North America Corporation (“SQM NA”).
Lawsuits, lawsuit filing date		December 2010.
Lawsuits, domicile of litigation		United States District Court Central District of California.
Lawsuits, allegations		Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.
Lawsuits, litigation status		On May 17, 2018, district judge Gary Klausner sentenced in favor of SQM NA following the verdict of the jury. On September 14, 2018, the plaintiff filed a motion to appeal, which is pending resolution.
Lawsuits, nominal value		ThUS$32,000.
Lawsuit three [Member]
Lawsuits, name of plaintiff		City of Lindsay, California USA.
Lawsuits, name of defendant		SQM NA and the Company (still not noticed)
Lawsuits, lawsuit filing date		December 2010.
Lawsuits, domicile of litigation		United States District Court Eastern District of California.
Lawsuits, allegations		Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.
Lawsuits, nominal value		Not possible to determine.
Lawsuit four [Member]
Lawsuits, name of plaintiff		H&V Van Mele N.V.
Lawsuits, name of defendant		NV Euroports, SQM Europe N.V. and its insurance companies,
Lawsuits, lawsuit filing date		July 2013.
Lawsuits, domicile of litigation		Commercial Court of Dendermonde,
Lawsuits, allegations		Alleged indirect responsibility for the absence of adequate specifications for the SOP–WS by the Belgian distributor.
Lawsuits, litigation status		Sentencing against NV Euroports and subsidy SQM Europe N.V., for EUR 206,675.91. Appeal presented in November 2017.
Lawsuits, nominal value		ThUS$430.
Lawsuit five [Member]
Lawsuits, name of plaintiff		Carlos Aravena Carrizo et al.
Lawsuits, name of defendant		SQM Nitratos S.A. (“SQM Nitratos”) and its insurers.
Lawsuits, lawsuit filing date		May 2014.
Lawsuits, domicile of litigation		18th Civil Court of Santiago.
Lawsuits, allegations		Lawsuit seeking compensation for damages for alleged civil liability under tort as a result of an explosion that occurred during 2010 near Baquedano, causing the death of 6 employees.
Lawsuits, litigation status		Summons to hear sentence
Lawsuits, nominal value		ThUS$1,235.
Lawsuit six [Member]
Lawsuits, name of plaintiff		Evt Consulting SpA.
Lawsuits, name of defendant		SQM Nitratos.
Lawsuits, lawsuit filing date		October 2014.
Lawsuits, domicile of litigation		23th Civil Court of Santiago.
Lawsuits, allegations		Lawsuit seeking compensation for damages related to the termination of the purchase and sale agreement for metallic structures.
Lawsuits, litigation status		On November 13, 2017, the Santiago Appeals Court sentenced SQM Nitratos S.A. to pay US$304,620. An appeal in form and substance was presented before the Supreme Court in December 2017.
Lawsuits, nominal value		ThUS$835.
Lawsuit seven [Member]
Lawsuits, name of plaintiff		SQM Salar S.A. (“SQM Salar”) and the Company.
Lawsuits, name of defendant		Seguros Generales Suramericana S.A. (formerly - RSA Seguros Chile S.A.)
Lawsuits, lawsuit filing date		August 29, 2016.
Lawsuits, domicile of litigation		Arbitration Court – Arbitrator Mr. Gonzalo Fernández.
Lawsuits, allegations		Complaint for forced compliance and collection of indemnification for insurance claim of February 7 and 8, 2013.
Lawsuits, litigation status		Evidence stage.
Lawsuits, nominal value		ThUS$20,658.
Lawsuit eight [Member]
Lawsuits, name of plaintiff		Tyne and Wear Pension Fund as represented by the Council of the Borough of South Tyneside acting as Lead Plaintiff.
Lawsuits, name of defendant		The Company
Lawsuits, lawsuit filing date		Date : January 2016.
Lawsuits, domicile of litigation		United States District Court – Southern District of New York.
Lawsuits, allegations		Alleged damage to ADS holders of the Company resulting from alleged noncompliance with the securities regulations in the United States by the Company.
Lawsuits, litigation status		Initial stage of disclosure of background information.
Lawsuits, nominal value		Not determined.
Lawsuit nine [Member]
Lawsuits, name of plaintiff		Ernesto Saldaña González et al.
Lawsuits, name of defendant		SQM Salar S.A., SQM Industrial S.A. (“SQM Industrial”) and their insurance companies.
Lawsuits, lawsuit filing date		May 2016.
Lawsuits, domicile of litigation		13th Civil Court of Santiago.
Lawsuits, allegations		Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from the accident that occurred in July 2014 in the María Elena location.
Lawsuits, litigation status		Summons to hear sentence
Lawsuits, nominal value		ThUS$515.
Lawsuit ten [Member]
Lawsuits, name of plaintiff		María Yolanda Achiardi Tapia et al.
Lawsuits, name of defendant		SQM Salar and its insurance companies and other 5 defendants
Lawsuits, lawsuit filing date		February 2015.
Lawsuits, domicile of litigation		1st Civil Court of Antofagasta.
Lawsuits, allegations		Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from a traffic accident that occurred in April 2011 in the city of Antofagasta.
Lawsuits, litigation status		Summons to hear sentence.
Lawsuits, nominal value		ThUS$1,265.
Lawsuit eleven [Member]
Lawsuits, name of plaintiff		The Company
Lawsuits, name of defendant		AES Gener S.A. (“Gener”) and Empresa Eléctrica Cochrane SpA (“Cochrane”).
Lawsuits, lawsuit filing date		May 11, 2017.
Lawsuits, domicile of litigation		Arbitration award in accordance with the arbitration rules established by the Center for Arbitration and Mediation of the Santiago Chamber of Commerce (“CAM).
Lawsuits, allegations		Request for the interpretation of an electricity supply agreement alleging the right by the plaintiff to receive a collection in conformity with such agreement.
Lawsuits, litigation status		Evidentiary stage.
Lawsuits, nominal value		Not determined.
Lawsuit twelve [Member]
Lawsuits, name of plaintiff		Gener and Cochrane.
Lawsuits, name of defendant		The Company.
Lawsuits, lawsuit filing date		May 2017.
Lawsuits, domicile of litigation		Arbitration in accordance with the rules established by the Center for Arbitration and Mediation (CAM).
Lawsuits, allegations		Discrepancy with respect to the amount of an alleged right by the plaintiff to receive a collection in conformity with the agreement entered into by the parties.
Lawsuits, litigation status		Evidentiary stage.
Lawsuits, nominal value		Not determined.
Lawsuit thirteen [Member]
Lawsuits, name of plaintiff		Transportes Buen Destino
Lawsuits, name of defendant		SQM Salar.
Lawsuits, lawsuit filing date		None.
Lawsuits, domicile of litigation		Arbitration in accordance with the rules established by the Center for Arbitration and Mediation (CAM).
Lawsuits, allegations		Discrepancies generated in the implementation of the following contracts entered into between TBD and SQM Salar: (i) lithium brine transportation; and (ii) salt transportation.
Lawsuits, litigation status		Prior stage. The audience for setting procedure rules is pending
Lawsuits, nominal value		Undetermined.
Lawsuit fourteen [Member]
Lawsuits, name of plaintiff		Castillo, Hernán et al.
Lawsuits, name of defendant		Servicios Integrales de Tránsitos y Transferencias S.A. and SQM Industrial S.A.
Lawsuits, lawsuit filing date		September 15, 2017.
Lawsuits, domicile of litigation		1st Labor Court of Santiago.
Lawsuits, allegations		Lawsuit to assert labor rights, seeking collection of wages owed and other amounts.
Lawsuits, litigation status		On August 24, 2018, a judgment is issued rejecting the application in its entirety. On September 6, 2018, plaintiffs deduct an appeal for nullity before the Santiago Court of Appeals, which is still in branch.
Lawsuits, nominal value		ThUS$1,940.
Lawsuit fifteen [Member]
Lawsuits, name of plaintiff		Acosta Tapia, Eloisa del Tránsito and others as successors and assigns of Araya Castillo, Raimundo del Rosario.
Lawsuits, name of defendant		SQM Salar.
Lawsuits, lawsuit filing date		January 19, 2018.
Lawsuits, domicile of litigation		2nd Labor Court of Santiago.
Lawsuits, allegations		Lawsuit for damages for pain and suffering as a result of occupational illness.
Lawsuits, litigation status		On October 22, the final ruling was issued, wherein the claim was denied. The plaintiff filed an appeal for annulment, which is pending with the Court of Appeals of Santiago
Lawsuits, nominal value		ThUS$472.
Lawsuit sixteen [Member]
Lawsuits, name of plaintiff		Asociación Indígena Consejo Pueblos Atacameños and others.
Lawsuits, name of defendant		Corfo, the Company, SQM Salar and SQM Potasio S.A.
Lawsuits, lawsuit filing date		February 15, 2018.
Lawsuits, domicile of litigation		Santiago Court of Appeals
Lawsuits, allegations		Appeal requesting annulment of modifications to contracts signed by the defendants on January 17, 2018.
Lawsuits, litigation status		On September 25, the Court of Appeals of Santiago rejected the appeal for protection. On October 12, the Supreme Court ordered the revision of the appeal filed by the appellants.
Lawsuits, nominal value		Undetermined.
Lawsuit seventeen [Member]
Lawsuits, name of plaintiff		The Society.
Lawsuits, name of defendant		Office of the Superintendent of the Environment (“SMA”)
Lawsuits, lawsuit filing date		20 July 2017
Lawsuits, domicile of litigation		Second Environmental Court of Santiago
Lawsuits, allegations		Motion for review filed by the Company against ruling rejecting the compliance program for the Pampa Hermosa project.
Lawsuits, litigation status		On August 21, 2018, the Second Environmental Court of Santiago accepted the Company’s claim and ordered the SMA to take the procedure back to the stage prior to their sentencing that rejected the compliance program. This ruling was appealed with the Supreme Court on August 8, 2018.
Lawsuits, nominal value		Amount involved: Undetermined.
Lawsuit eighteen [Member]
Lawsuits, name of plaintiff		Congresspersons Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruslay Rojas Valderrama et al.
Lawsuits, name of defendant		CORFO. The entity has intervened as an independent third party.
Lawsuits, lawsuit filing date		September 6, 2018.
Lawsuits, domicile of litigation		Special Magistrate, Mr. Alejandro Madrid Crohare.
Lawsuits, allegations		To render null and void the contract for the Salar de Atacama Project signed between CORFO and SQM Salar.
Lawsuits, litigation status		Pending ruling on dilatory pleas and independent third-party status of companies and subsidiaries.
Lawsuits, nominal value		Undetermined.